ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 18 — ACCUMULATED OTHER COMPREHENSIVE LOSS

The following tables provide detail of comprehensive loss:

			Cash flow	Accumulated
	Unrecognized	Cumulative	hedging	Other
	Pension	Translation	activities,	Comprehensive
(in millions)	Items	Adjustment	net of tax	Loss
Balance December 31, 2020	$(42.6)	$(154.1)	$(16.0)	$(212.7)
Other comprehensive income before reclassifications	—	31.3	7.8	39.1
Amounts reclassified from AOCI to net income	—	—	(6.8)	(6.8)
Net change	—	31.3	1.0	32.3
Balance September 30, 2021	$(42.6)	$(122.8)	$(15.0)	$(180.4)

			Cash flow	Accumulated
	Unrecognized	Cumulative	hedging	Other
	Pension	Translation	activities,	Comprehensive
(in millions)	Items	Adjustment	net of tax	Loss
Balance December 31, 2019	$(13.6)	$(54.7)	$3.8	$(64.5)
Other comprehensive loss before reclassifications	(1.2)	(99.7)	(21.8)	(122.7)
Amounts reclassified from AOCI to net income	—	—	—	—
Net change	(1.2)	(99.7)	(21.8)	(122.7)
Balance September 30, 2020	$(14.8)	$(154.4)	$(18.0)	$(187.2)

NOTE 21 — ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table provides detail of comprehensive loss for the year ended December 31, 2020 and the year ended December 31, 2019, respectively:

			Cash flow	Accumulated
		Cumulative	hedging	Other
	Unrecognized	Translation	activities, net	Comprehensive
(in millions)	Pension Items	Adjustment	of tax	Loss
Balance December 31, 2018	$(10.9)	$(84.5)	$0.6	$(94.8)
Other comprehensive (loss) income before reclassifications	(2.7)	29.8	2.7	29.8
Amounts reclassified from AOCI to net income	—	—	0.5	0.5
Net change	(2.7)	29.8	3.2	30.3
Balance December 31, 2019	$(13.6)	$(54.7)	$3.8	$(64.5)
Other comprehensive loss before reclassifications	(28.2)	(99.4)	(15.0)	(142.6)
Amounts reclassified from AOCI to net income	(0.8)	—	(4.8)	(5.6)
Net change	(29.0)	(99.4)	(19.8)	(148.2)
Balance December 31, 2020	$(42.6)	$(154.1)	$(16.0)	$(212.7)

The following table provides details of amounts reclassified from accumulated other comprehensive income during the year ended December 31, 2020 and December 31, 2019:

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Defined benefit plans and other post-employment benefits:
Prior service costs	$(1.4)	$—
Actuarial gain (losses)	0.6	—
Total pre-tax amount	(0.8)	—
Tax expense (benefit)	0.2	—
Net of tax	(0.6)	—
Reclassifications from unrealized gains/losses from derivative instruments:
Net gains (losses) on cash flow hedging derivatives:
Foreign currency forward contracts	0.5	0.2
Interest rate and currency swaps	(5.3)	0.5
Total pre-tax amount	(4.8)	0.7
Tax expense (benefit)	1.0	(0.2)
Net of tax	(3.8)	0.5
Total reclassifications for the period	$(4.4)	$0.5